Description of the Business - Prudent Assignment and Sale of Proceeds Agreement - Additional Information (Detail) - Prudent Group [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Servicing Agreement [Member]
Nature Of Operations [Line Items]
Percentage of annual return on amount paid for net recovery proceeds	18.00%
Agreements [Member]
Nature Of Operations [Line Items]
Maximum monetize amount of net recovery interest in claim demand	$ 250,000,000
Percentage of amount paid on claim	90.00%